UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F


FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2012



Click here if Amendment: [  ]; Amendment Number: _____________________


This Amendment (Check only one):	[  ] is a restatement.
					[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
	Name:		Viking Fund Management, LLC
	Address:	1 Main Street North
			Minot, ND 58703


Form 13F File Number: 28-15008


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
	Name:	Shannon Radke
	Title:	President
	Phone:	701-852-5292


Signature, Place, and Date of Signing:
	/s/ Shannon D. Radke	Minot, ND	1/14/13
	[Signature]		[City, State]	[Date]


Report Type (Check only one):
	[X]	13F HOLDINGS REPORT. (Check here if all holdings
 of this reporting manager are reported in this report.)
	[  ]	13F NOTICE. (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)
	[  ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported inthis report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:
	Number of Other Included Managers:	0
	Form 13F Information Table Entry Total:	42
	Form 13F Information Table Value Total:	469,269
	(thousands)


List of Other Included Managers:	None

FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/   SH/ PUT/ INVSTMT OTHER VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS        CUSIP     (x$1000) PRN AMT   PRN CALL DSCRETN MGRS  SOLE      SHARED NONE
---------------------------------- --------------------- --------- -------- --------- --- ---- ------- ----- --------- ------ ----
AGRIUM                             Common Stock          008916108 10091    101000    SH       SOLE          101000
ATWOOD OCEANICS		           Common Stock          050095108 6869     150000    SH       SOLE          150000
BASIC ENERGY SERVICES, INC         Common Stock          06985P100 8284     726000    SH       SOLE          726000
C&J ENERGY SERVICES INC            Common Stock          12467B304 14279    666000    SH       SOLE          666000
CAMERON INTL CORP                  Common Stock          13342B105 18632    330000    SH       SOLE          330000
CF INDUSTRIES HOLDINGS INC         Common Stock          125269100 5079     25000     SH       SOLE          25000
CONTINENTAL RESOURCES INC          Common Stock          212015101 20430    278000    SH       SOLE          278000
DEERE & CO.                        Common Stock          244199105 5928     68600     SH       SOLE          68600
DRESSER-RAND GROUP, INC            Common Stock          261608103 6737     120000    SH       SOLE          120000
ENBRIDGE INC                       Common Stock          29250N105 9184     212000    SH       SOLE          212000
ENSCO PLC                          Common Stock          G3157S106 11975    202000    SH       SOLE          202000
FLOTEK INDUSTRIES, INC             Common Stock          343389102 9150     750000    SH       SOLE          750000
GARDNER DENVER, INC                Common Stock          365558105 2740     40000     SH       SOLE          40000
HALLIBURTON COMPANY                Common Stock          406216101 24005    692000    SH       SOLE          692000
HESS CORP.                         Common Stock          42809H107 7838     148000    SH       SOLE          148000
HOLLYFRONTIER CORP                 Common Stock          436106108 7029     151000    SH       SOLE          151000
KEY ENERGY SERVICES, INC           Common Stock          492914106 5282     760000    SH       SOLE          760000
KINDER MORGAN INC                  Common Stock          49456B101 14839    420000    SH       SOLE          420000
KODIAK OIL & GAS CORPORATION       Common Stock          50015Q100 24957    2820000   SH       SOLE          2820000
LUFKIN INDUSTRIES, INC.            Common Stock          549764108 9591     165000    SH       SOLE          165000
MARATHON PETROLEUM CORP            Common Stock          56585A102 8568     136000    SH       SOLE          136000
MDU RESOURCES GROUP INC            Common Stock          552690109 13041    614000    SH       SOLE          614000
MOSAIC COMPANY                     Common Stock          61945C103 7475     132000    SH       SOLE          132000
NATIONAL OILWELL INC.              Common Stock          637071101 25700    376000    SH       SOLE          376000
NEWFIELD EXPLORATION               Common Stock          651290108 7713     288000    SH       SOLE          288000
NOBLE CORP                         Common Stock          H5833N103 6477     186000    SH       SOLE          186000
OASIS PETROLEUM INC                Common Stock          674215108 23055    725000    SH       SOLE          725000
OIL STATES INTERNATIONAL INC       Common Stock          678026105 14523    203000    SH       SOLE          203000
ONEOK INC. NEW                     Common Stock          682680103 5771     135000    SH       SOLE          135000
PHILLIPS 66                        Common Stock          718546104 11948    225000    SH       SOLE          225000
SCHLUMBERGER LTD.                  Common Stock          806857108 13027    188000    SH       SOLE          188000
SILICA HOLDINGS, INC               Common Stock          90346E103 5019     300000    SH       SOLE          300000
SUPERIOR ENERGY SERVICES INC       Common Stock          868157108 6195     299000    SH       SOLE          299000
TESORO CORP                        Common Stock          881609101 9955     226000    SH       SOLE          226000
TITAN MACHINERY INC                Common Stock          88830R101 2964     120000    SH       SOLE          120000
TRIANGLE PETROLEUM CORPORATION     Common Stock          89600B201 6691     1117000   SH       SOLE          1117000
TRINITY INDUSTRIES INC             Common Stock          896522109 16155    451000    SH       SOLE          451000
UNION PACIFIC CORPORATION          Common Stock          907818108 6537     52000     SH       SOLE          52000
VALERO ENERGY                      Common Stock          91913Y100 14296    419000    SH       SOLE          419000
WEATHERFORD INTERNATIONAL          Common Stock          H27013103 7788     696000    SH       SOLE          696000
WHITING PETROLEUM CORP             Common Stock          966387102 21338    492000    SH       SOLE          492000
WILLIAMS COMPANIES, INC.           Common Stock          969457100 12114    370000    SH       SOLE          370000

								  469,269